Principal Funds, Inc.

Supplement dated May 2, 2017
to the Statutory Prospectus dated April 7, 2017
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.
Throughout the Prospectus, make the following changes:

•
Change references to Principal Management Corporation (“PMC”) to Principal Global Investors, LLC (“PGI”). On May 1, 2017, PMC merged into and with PGI and PGI became the investment advisor to the Fund.

•	Change references to Edge Asset Management, Inc. (“Edge”) to Principal Global Investors, LLC (“PGI”). On May 1, 2017, Edge merged into and with PGI.

SUMMARY FOR MULTI-MANAGER EQUITY LONG/SHORT
In the Principal Investment Strategies section, delete the paragraph for "Global Thematic."
In the Management section, in the list of Sub-Advisors, delete Passport Capital, LLC.

SUMMARY FOR SYSTEMATEX LARGE VALUE
In the Performance section, within the Average Annual Total Returns table, delete the row description for the third line (Class R-6 Return Before Taxes) and substitute:
Class R-6 Return After Taxes on Distributions and Sale of Fund Shares

MANAGEMENT OF THE FUNDS
In the Management of the Fund section, in the section listing portfolio managers for Principal Global Investors, LLC, delete the paragraph describing Mark Nebelung and substitute:
Mark R. Nebelung has been with PGI and its affiliates since 1997. Mr. Nebelung is an employee of Principal Global Investors (Europe) Limited and manages Principal Fund assets through PGI pursuant to a participating affiliate arrangement. He earned his bachelor's degree in Actuarial Science and Statistics from the University of Waterloo, Canada. He has earned the right to use the Chartered Financial Analyst designation.

PURCHASE OF FUND SHARES
Under the Eligible Purchasers section, delete the table that appears after the second paragraph and replace with the following:

Eligible purchasers currently include, but are not limited to:	P	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
retirement and pension plans to which Principal Life Insurance Company (“Principal Life”) provides recordkeeping services		X	X	X	X	X	X	X
separate accounts of Principal Life		X	X	X	X	X	X	X
Principal Life or any of its subsidiaries or affiliates		X	X	X	X	X	X	X
any fund distributed by PFD if the fund seeks to achieve its investment objective by investing primarily in shares of mutual funds		X	X	X	X	X	X	X
clients of Principal Global Investors, LLC	X	X	X	X	X	X	X	X
certain employer sponsored retirement plans with plan level omnibus accounts		X	X	X	X	X	X	X
certain pension plans and employee benefit plans		X	X	X	X	X	X	X
certain retirement account investment vehicles administered by foreign or domestic pension plans		X	X	X	X	X	X	X
an investor who buys shares through an omnibus account with certain intermediaries, such as a broker-dealer, bank, or other financial institution, pursuant to a written agreement between the intermediary and PFD or its affiliate
		X	X	X	X	X	X	X
certain retirement plan clients that have an organization, approved by Principal Life, for purposes of providing plan recordkeeping services		X	X	X	X	X	X	X
investors investing at least $1,000,000 per fund		X						X
sponsors, recordkeepers, or administrators of wrap account, mutual fund asset allocation, or fee-based programs or participants in those programs	X	X						X
certain institutional investors that provide recordkeeping for retirement plans or other employee benefit plans	X	X						X
institutional clients that Principal Life has approved for purposes of providing plan recordkeeping		X						X
institutional investors investing for their own account, including banks, trust companies, financial intermediaries, corporations, endowments and foundations		X						X
collective trust funds, fund of funds or other pooled investment vehicles, and entities acting for the account of a public entity		X						X
certain clients of a private banking division pursuant to a written agreement between the bank and PFD or its affiliate		X						X
the portfolio manager of any adviser to the fund		X						X
certain institutional investors with special arrangements (for example, insurance companies, employee benefit plans, retirement plans, and Section 529 Plans, among others)	X	X						X

MANAGEMENT OF THE FUNDS
Under The Sub-Advisors, remove the Sub-Advisor: Passport Capital, LLC (“Passport”) section.

APPENDIX C – RELATED PERFORMANCE OF CERTAIN SUB-ADVISORS
Under the Principal Global Investors, LLC section related to the International Small Company Fund, delete the Performance Results Average Annual Total Returns table and substitute:

	Average Annual Total Returns Through December 31, 2016
	1 YR	5 YR	10 YR	Since Inception of Composite (4/1/2000)
PGI International SmallCap Equity Composite	1.81%	11.76%	4.03%	5.82%
MSCI World ex-USA Small Cap Index	4.32%	8.96%	2.69%	6.72%

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